10-Q ACQUISTITIONS AND INVESTMENTS - Comstock Mining LLC Net Asset Acquired (Details) - Comstock LLC	3 Months Ended
Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Tonogold note receivable	$ 6,650,000
Direct costs of acquisition	2,306
Less option payment received from Tonogold	(750,000)
Total fair value of consideration	5,902,306
Mineral properties	6,844,474
Asset retirement obligation	942,168
Total identifiable net assets	$ 5,902,306